CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 6,543,000		$ 1,131,000
Accounts receivable, net of allowance of $1,233 and $0, as of December 31, 2023 and March 31, 2023, respectively	18,152,000		13,416,000
Prepaid expenses and other current assets, net of allowance of $6 and $0, as of December 31, 2023 and March 31, 2023, respectively	7,302,000		4,117,000
Deferred transaction costs			1,921,000
Total current assets	31,997,000	$ 49,094	20,585,000	$ 360,774	$ 903,277
Property and equipment, net	3,538,000		3,125,000
Operating right-of-use assets	6,320,000		5,627,000
Deferred tax assets	1,484,000		1,237,000
Long-term investments, net of allowance of $129 and $0, as of December 31, 2023 and March 31, 2023, respectively	1,558,000		1,564,000
Other assets, net of allowance of $1 and $0, as of December 31, 2023 and March 31, 2023, respectively	1,812,000		2,259,000
Total Assets	46,709,000	50,041,793	34,397,000	235,076,820	233,526,968
Current liabilities:
Accounts payable	7,771,000		2,474,000
Accrued compensation and related benefits, current	2,782,000		2,823,000
Operating lease liabilities, current	1,861,000		1,648,000
Short-term borrowings	6,238,000		1,376,000
Forward purchase agreement put option liability	42,256,000
Other current liabilities	7,210,000		4,201,000
Total current liabilities	68,118,000	9,386,482	12,522,000	4,010,139	391,582
Long term debt	1,141,000		969,000
Operating lease liabilities, noncurrent	4,825,000		4,261,000
Derivative warrant liabilities	1,917,000
Deferred tax liabilities	114,000		168,000
Other liabilities	3,923,000		3,008,000
Total liabilities	80,038,000	10,388,122	20,928,000	4,967,616	21,025,019
Commitments and contingencies (Note 11)
Redeemable noncontrolling interest	9,743,000
Shareholders’ equity (deficit)
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Common Stock, Value, Issued
Net shareholders’ investment and additional paid-in capital			7,221,000
Accumulated other comprehensive loss	(578,000)		(1,349,000)
(Accumulated deficit) retained earnings	(42,496,000)		6,318,000
Total Aeries Technology, Inc. shareholders’ equity (deficit)	(43,072,000)		12,190,000
Noncontrolling interest			1,279,000
Total shareholders’ equity (deficit)	(43,072,000)	16,077,000	13,469,000	11,302,000
Total Liabilities, Ordinary Shares Subject to Possible Redemption, and Shareholders’ Deficit	46,709,000	50,041,793	34,397,000	235,076,820	233,526,968
Common Class A [Member]
Shareholders’ equity (deficit)
Common Stock, Value, Issued	2,000
Common Class V [Member]
Shareholders’ equity (deficit)
Common Stock, Value, Issued